SHARE-BASED PAYMENTS - Option activity (Details)	1 Months Ended	6 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
SHARE-BASED PAYMENTS
Number of options, granted during the period	1,200,000
Options incentive Plan
SHARE-BASED PAYMENTS
Number of options, at the beginning		1,200,000
Number of options, granted during the period			1,200,000
Number of options, effective at year/period end	1,200,000	1,200,000	1,200,000
Weighted average exercise price, at the beginning | $ / shares		$ 4.55
Weighted average exercise price, granted during the year/period | $ / shares			$ 4.55
Weighted average exercise price, effective at period end | $ / shares	$ 4.55	$ 4.55	$ 4.55
Charge of the plan recognized		$ 400,000